LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO
LWAS/DFA International High Book to Market Portfolio
Investment Objective
The investment objective of the LWAS/DFA International High Book to Market Portfolio is long-term capital appreciation. The LWAS/DFA International High Book to Market Portfolio is a Feeder Portfolio and pursues its objective by investing substantially all of its assets in its corresponding Master Fund, The DFA International Value Series (the “DFA International Value Series”) of The DFA Investment Trust Company (the “Trust”), which has the same investment objective and policies as the Portfolio.
Fees and Expenses of the Portfolio
This table describes the fees and expenses you may pay if you buy and hold shares of the LWAS/DFA International High Book to Market Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO LWAS/DFA International High Book To Market Portfolio USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO LWAS/DFA International High Book To Market Portfolio [1]
Management Fee	0.41%
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.49%
Fee Waiver and/or Expense Reimbursement	0.20%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.29%
[1]	The “Management Fee” includes an investment management fee payable by the Feeder Portfolio and an investment management fee payable by the Master Fund. For any period when the Feeder Portfolio is invested in other funds managed by Dimensional Fund Advisors LP (the “Advisor”) (collectively, “Underlying Funds”), the Advisor has contractually agreed to permanently waive the Feeder Portfolio’s direct investment management fee to the extent necessary to offset the proportionate share of any Underlying Fund’s investment management fee paid by the Feeder Portfolio through its investment in such Underlying Fund. The amounts set forth under “Other Expenses” and “Total Annual Fund Operating Expenses” reflect the direct expenses of the Feeder Portfolio and the indirect expenses of the Feeder Portfolio’s portion of the expenses of the Master Fund. “Other Expenses” have been restated to reflect current fee components. Prior to February 28, 2017, the Portfolio was subject to a client services fee of 0.19%.

EXAMPLE
This Example is meant to help you compare the cost of investing in the LWAS/DFA International High Book to Market Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO | LWAS/DFA International High Book To Market Portfolio | USD ($)	30	93	163	368

Expense Example, No Redemption	1 Year	3 Years	5 Years	10 Years
LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO | LWAS/DFA International High Book To Market Portfolio | USD ($)	30	93	163	368

The Example reflects the aggregate annual operating expenses of the LWAS/DFA International High Book to Market Portfolio and the Portfolio’s portion of the expenses of the DFA International Value Series.
PORTFOLIO TURNOVER
The DFA International Value Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the LWAS/DFA International High Book to Market Portfolio’s performance. During the most recent fiscal year, the DFA International Value Series’ portfolio turnover rate was 17% of the average value of its investment portfolio.
Principal Investment Strategies
The LWAS/DFA International High Book to Market Portfolio invests substantially all of its assets in the DFA International Value Series. The DFA International Value Series, using a market capitalization weighted approach, generally purchases securities of large non-U.S. companies in countries with developed markets that Dimensional Fund Advisors LP (the “Advisor”) determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of a large company within an eligible country, the greater its representation in the Series. The Advisor may adjust the representation in the Series of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, profitability, and other factors that the Advisor determines appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value. In assessing profitability, the Advisor may consider different ratios, such as that of earnings or profits from operations relative to book value or assets.

The DFA International Value Series intends to purchase securities of large companies associated with developed market countries that the Advisor has designated as approved markets. The Advisor determines the minimum market capitalization of a large company with respect to each country or region in which the Series invests. Based on market capitalization data as of December 31, 2016, for the DFA International Value Series, the lowest minimum market capitalization of a large company in any country or region in which the DFA International Value Series invests would be $1,977 million. This threshold will change due to market conditions.

The DFA International Value Series may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer’s domicile country. The DFA International Value Series and the LWAS/DFA International High Book to Market Portfolio each may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Series or Portfolio. The Series and Portfolio do not intend to sell futures contracts to establish short positions in individual securities or to use derivatives for purposes of speculation or leveraging investment returns.

The DFA International Value Series may lend its portfolio securities to generate additional income.
Principal Risks
Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money. The following is a description of principal risks of investing in the Portfolio.

Equity Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, market, political, and issuer-specific conditions and events will cause the value of equity securities, and the International Value Series that owns them and in turn, the LWAS/DFA International High Book to Market Portfolio itself, to rise or fall. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency changing its value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar). The DFA International Value Series does not hedge foreign currency risk.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered to carry more risk than other types of investments. When the DFA International Value Series and the LWAS/DFA International High Book to Market Portfolio use derivatives, the LWAS/DFA International High Book to Market Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including counterparty, liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the DFA International Value Series may lose money and there may be a delay in recovering the loaned securities. The DFA International Value Series could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Cyber Security Risk: The LWAS/DFA International High Book to Market Portfolio’s and its service providers’ use of internet, technology and information systems may expose the Portfolio to potential risks linked to cyber security breaches of those technological or information systems. Cyber security breaches, amongst other things, could allow an unauthorized party to gain access to proprietary information, customer data, or fund assets, or cause the Portfolio and/or its service providers to suffer data corruption or lose operational functionality.
Performance
The bar chart and table immediately following illustrate the variability of the LWAS/DFA International High Book to Market Portfolio’s returns and are meant to provide some indication of the risks of investing in the Portfolio. The bar chart shows the changes in the Portfolio’s performance from year to year. The table illustrates how annualized one year, five year and ten year returns, both before and after taxes, compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting http://us.dimensional.com.

The after-tax returns presented in the table for the LWAS/DFA International High Book to Market Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolio through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
LWAS/DFA International High Book to Market Portfolio—Total Returns

January 2007-December 2016
Highest Quarter	Lowest Quarter
33.91% (4/09–6/09)	-24.54% (10/08–12/08)

Annualized Returns (%) Periods ending December 31, 2016
Average Annual Total Returns - LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO		1 Year	5 Years	10 Years
LWAS/DFA International High Book To Market Portfolio		8.21%	6.22%	0.22%
LWAS/DFA International High Book To Market Portfolio | Return After Taxes on Distributions		7.30%	4.61%	(1.69%)
LWAS/DFA International High Book To Market Portfolio | Return After Taxes on Distributions and Sale of Portfolio Shares		5.29%	4.90%	0.26%
MSCI World ex USA Index (net dividends) (reflects no deduction for fees, expenses, or taxes on sales)	[1]	2.75%	6.07%	0.86%
[1]	The MSCI World ex USA Index measures the developed markets in the entire developed world less the United States.